THOMPSON COBURN LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

March 9, 2012

EDGAR CORRESPONDENCE

Deborah O’Neal-Johnson, Esq.

Counsel

U.S. Securities and Exchange Commission

450 5th Street, NW, 5-6

Washington, DC 20549

Re:	Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Ms. O’Neal-Johnson:

We are enclosing Post-Effective Amendment (“PEA”) No. 222 to the registration statement on Form N-1A of Unified Series Trust in respect of its series, Appleseed Fund (the “Fund”).

PEA No. 222 was filed primarily to change the description of the Fund’s investment strategy from “socially responsible investing” to “sustainable” investing. Please note that the underlying investment criteria have not changed, only the description of the strategy.

We respectfully request that the SEC Staff selectively review only those sections of the Prospectus and SAI as set forth below. We hereby affirm to the Staff that all other sections in the Fund’s Prospectus and SAI are the same in all material respects as the standard provisions included in numerous filings, which previously have been reviewed by the Staff.

PROSPECTUS

SUMMARY SECTION

Principal Investment Strategies

Principal Risks

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT STRATEGIES

SAI

ADDITIONAL INFORMATION ABOUT FUND’S INVESTMENTS AND RISK CONSIDERATIONS

Please contact me at (314) 552-6295 with any questions or comments.

Sincerely,

THOMPSON COBURN LLP

By:	/s/ Dee Anne Sjögren